Exhibit 99.2

Ford Credit Auto Lease Trust 2019-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2020

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2020, leases with a total base residual value of $47,758,034.20 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July, 2020. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2020
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	June	$801,592,147.74
	July	$727,523,928.61	$14,340,178.92	9.71%	$65,099,659.76	9.17%
	August	$697,783,250.72	$13,889,721.91	9.40%	$21,035,076.25	2.96%
	September	$664,207,421.84	$13,326,493.19	9.02%	$25,221,541.00	3.55%
	October	$631,573,869.53	$12,773,347.25	8.65%	$24,593,173.05	3.47%
	November	$589,225,661.11	$12,030,626.47	8.14%	$34,818,026.60	4.91%
	December	$554,324,854.67	$11,413,559.87	7.73%	$27,685,931.56	3.90%
2021-	January	$526,355,166.40	$10,944,467.01	7.41%	$20,975,228.25	2.96%
	February	$487,212,695.95	$10,261,442.87	6.95%	$32,631,742.25	4.60%
	March	$446,650,644.86	$9,539,315.17	6.46%	$34,494,549.95	4.86%
	April	$401,998,511.93	$8,717,812.98	5.90%	$39,117,075.05	5.51%
	May	$348,549,356.58	$7,683,585.59	5.20%	$48,630,170.34	6.85%
	June	$292,655,842.32	$6,565,367.11	4.44%	$51,811,891.12	7.30%
	July	$240,264,448.30	$5,470,554.21	3.70%	$49,006,314.32	6.91%
	August	$187,319,162.86	$4,319,001.47	2.92%	$50,338,450.00	7.09%
	September	$136,300,538.18	$3,190,364.47	2.16%	$49,163,099.90	6.93%
	October	$88,814,519.45	$2,129,411.89	1.44%	$46,327,931.41	6.53%
	November	$16,410,753.20	$453,676.72	0.31%	$72,583,070.87	10.23%
	December	$13,697,890.93	$382,598.73	0.26%	$2,447,285.70	0.34%
2022-	January	$9,117,162.18	$257,699.22	0.17%	$4,420,696.20	0.62%
	February	$385,136.51	$11,365.49	0.01%	$8,785,683.33	1.24%
	March	$256,875.10	$7,913.97	0.01%	$123,122.00	0.02%
	April	$203,165.97	$6,525.84	0.00%	$49,043.00	0.01%
	May	$138,898.37	$4,854.41	0.00%	$60,889.20	0.01%
	June	$135,061.05	$4,854.41	0.00%	$0.00	0.00%
	July	$101,915.99	$3,415.79	0.00%	$30,718.00	0.00%
	August	$99,226.35	$3,415.79	0.00%	$0.00	0.00%
	September	$96,517.53	$3,415.79	0.00%	$0.00	0.00%
	October	$60,328.17	$2,417.06	0.00%	$34,460.00	0.00%
	November	$16,171.78	$504.23	0.00%	$44,082.00	0.01%
	December	$0.00	$0.00	0.00%	$16,287.00	0.00%

Total			147,737,907.83	100%	$709,545,198.11	100%

Total Scheduled Base Monthly Payments plus Base Residual Value					$857,283,105.94

Ford Credit Auto Lease Trust 2019-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2020	Car	47	41.96%	$1,237	3.54%	8.82%
	CUV	72	36.73%	$751	1.98%	4.22%
	SUV	2	50.00%	$13,358	16.63%	36.35%
	Truck	17	43.59%	$(1,493)	(2.91)%	(5.16)%
	Total/Average	138	39.32%	$823	2.10%	4.53%

MAY 2020	Car	187	63.39%	$1,078	3.22%	7.79%
	CUV	343	66.60%	$1,484	3.86%	8.23%
	SUV	6	40.00%	$5,151	6.86%	13.73%
	Truck	91	79.82%	$(436)	(0.84)%	(1.48)%
	Total/Average	627	66.77%	$1,119	2.85%	6.01%

JUNE 2020	Car	533	80.51%	$1,582	4.61%	11.10%
	CUV	1,024	77.69%	$2,117	5.45%	11.71%
	SUV	15	57.69%	$8,727	11.63%	23.85%
	Truck	147	72.41%	$3,097	6.01%	10.74%
	Total/Average	1,719	77.82%	$2,092	5.39%	11.64%